Equity - other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
(Losses)/gains on remeasurement of defined benefit plans	€ (110)	€ (63)	€ 317
Share of gains/(losses) on remeasurement of defined benefit plans for equity method investees	0	(5)	0
Items relating to discontinued operations	0	(9)	1
Total Items that will not be reclassified to the Consolidated Income Statement	(116)	(71)	314
Items that may be reclassified to the Consolidated Income Statement in subsequent periods:
Other comprehensive income, before tax, hedges of net investments in foreign operations	0	0	0
Gains/(losses) on cash flow hedging instruments arising during the period	121	(269)	99
Gains/(losses) on cash flow hedging instruments reclassified to the Consolidated Income Statement	(143)	78	(108)
Total Gains/(losses) on cash flow hedging instruments	(22)	(191)	(9)
Other comprehensive income, before tax, financial assets measured at fair value through other comprehensive income	(5)	6	(4)
Exchange (losses)/gains on translating foreign operations	(2,696)	268	126
Share of Other comprehensive income/(loss) for equity method investees arising during the period	(81)	(16)	(77)
Share of Other comprehensive income/(loss) for equity method investees reclassified to the Consolidated Income Statement	(23)	1	(26)
Total Share of Other comprehensive (loss)/income for equity method investees	(104)	(15)	(103)
Items relating to discontinued operations	0	9	(91)
Total Items that may be reclassified to the Consolidated Income Statement	(2,822)	71	(77)
Total Other comprehensive income	(2,938)	0	237
Tax effect	28	57	(82)
Tax effect - discontinued operations	0	0	1
Total Other comprehensive income/(loss), net of tax (B1)+(B2)=(B)	€ (2,910)	€ 57	€ 156